FAIR VALUE MEASUREMENTS (Schedule of Changes in Level 3 Contingent Consideration Obligation Measured) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value at the beginning of the year	$ 3,866	$ 6,332
Changes in the fair value of contingent consideration in SecurityDAM	238	701
Reclassification of payable related to contingent consideration to other payables and accrued expenses	(3,405)	(3,167)
Fair value at the end of the year	$ 699	$ 3,866